BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 14:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The Company compensates its Executive Chairman of the Board for services provided to the Company commencing October 1, 2014.

In addition to the directors' fees paid by the Company to all of its directors, the Company pays for his services: (i) a monthly payment of approximately $4 for time devoted to such position; and (ii) an annual cash bonus of $30 that is payable only if the Company's net profit pursuant to its annual audited and consolidated financial statement exceeds $5,000. The annual cash bonus is payable commencing as of the fiscal year 2015 and will be paid, if earned, as set forth in the Compensation Policy.